Segmented Information - Operating Results by Segment (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of operating segments [line items]
Gross premiums:	$ 26,190	$ 22,680
Less: Ceded premiums	2,452	2,392
Net investment income (loss)	12,718	13,140
Fee income	6,881	6,251
Total revenue	43,337	39,679
Total benefits and expenses	40,050	36,446
Income tax expense (benefit)	495	286
Total net income (loss)	2,792	2,947
Less: Net income (loss) attributable to participating policyholders (Note 21)	283	230
Net income (loss) attributable to non-controlling interests	11	4
Shareholders’ net income (loss)	2,498	2,713
Consolidation adjustments
Disclosure of operating segments [line items]
Gross premiums:	0	0
Less: Ceded premiums	0	0
Net investment income (loss)	(46)	11
Fee income	(276)	(275)
Total revenue	(322)	(264)
Total benefits and expenses	(322)	(326)
Income tax expense (benefit)	0	0
Total net income (loss)	0	62
Less: Net income (loss) attributable to participating policyholders (Note 21)	0	0
Net income (loss) attributable to non-controlling interests	0	0
Shareholders’ net income (loss)	0	62
Annuities
Disclosure of operating segments [line items]
Gross premiums:	3,729	3,302
Annuities | Consolidation adjustments
Disclosure of operating segments [line items]
Gross premiums:	0	0
Life insurance
Disclosure of operating segments [line items]
Gross premiums:	11,812	9,470
Life insurance | Consolidation adjustments
Disclosure of operating segments [line items]
Gross premiums:	0	0
Health insurance
Disclosure of operating segments [line items]
Gross premiums:	10,649	9,908
Health insurance | Consolidation adjustments
Disclosure of operating segments [line items]
Gross premiums:	0	0
Canada | Reportable segments
Disclosure of operating segments [line items]
Gross premiums:	14,963	14,083
Less: Ceded premiums	1,530	1,488
Net investment income (loss)	6,823	6,474
Fee income	1,376	1,320
Total revenue	21,632	20,389
Total benefits and expenses	20,669	19,317
Income tax expense (benefit)	50	15
Total net income (loss)	913	1,057
Less: Net income (loss) attributable to participating policyholders (Note 21)	196	174
Net income (loss) attributable to non-controlling interests	0	0
Shareholders’ net income (loss)	717	883
Canada | Annuities | Reportable segments
Disclosure of operating segments [line items]
Gross premiums:	3,594	3,276
Canada | Life insurance | Reportable segments
Disclosure of operating segments [line items]
Gross premiums:	5,358	5,178
Canada | Health insurance | Reportable segments
Disclosure of operating segments [line items]
Gross premiums:	6,011	5,629
U.S. | Reportable segments
Disclosure of operating segments [line items]
Gross premiums:	6,131	5,838
Less: Ceded premiums	695	662
Net investment income (loss)	2,610	2,802
Fee income	92	86
Total revenue	8,138	8,064
Total benefits and expenses	7,825	7,878
Income tax expense (benefit)	56	28
Total net income (loss)	257	158
Less: Net income (loss) attributable to participating policyholders (Note 21)	0	(5)
Net income (loss) attributable to non-controlling interests	0	0
Shareholders’ net income (loss)	257	163
U.S. | Annuities | Reportable segments
Disclosure of operating segments [line items]
Gross premiums:	0	1
U.S. | Life insurance | Reportable segments
Disclosure of operating segments [line items]
Gross premiums:	1,548	1,605
U.S. | Health insurance | Reportable segments
Disclosure of operating segments [line items]
Gross premiums:	4,583	4,232
Asset Management
Disclosure of operating segments [line items]
Total revenue	5,037	4,554
Asset Management | Reportable segments
Disclosure of operating segments [line items]
Gross premiums:	0	0
Less: Ceded premiums	0	0
Net investment income (loss)	23	83
Fee income	5,014	4,471
Total revenue	5,037	4,554
Total benefits and expenses	3,712	3,391
Income tax expense (benefit)	334	262
Total net income (loss)	991	901
Less: Net income (loss) attributable to participating policyholders (Note 21)	0	0
Net income (loss) attributable to non-controlling interests	11	4
Shareholders’ net income (loss)	980	897
Asset Management | Annuities | Reportable segments
Disclosure of operating segments [line items]
Gross premiums:	0	0
Asset Management | Life insurance | Reportable segments
Disclosure of operating segments [line items]
Gross premiums:	0	0
Asset Management | Health insurance | Reportable segments
Disclosure of operating segments [line items]
Gross premiums:	0	0
Asia | Reportable segments
Disclosure of operating segments [line items]
Gross premiums:	4,962	2,630
Less: Ceded premiums	212	222
Net investment income (loss)	2,550	2,865
Fee income	572	531
Total revenue	7,872	5,804
Total benefits and expenses	7,137	5,172
Income tax expense (benefit)	54	51
Total net income (loss)	681	581
Less: Net income (loss) attributable to participating policyholders (Note 21)	87	61
Net income (loss) attributable to non-controlling interests	0	0
Shareholders’ net income (loss)	594	520
Asia | Annuities | Reportable segments
Disclosure of operating segments [line items]
Gross premiums:	108	2
Asia | Life insurance | Reportable segments
Disclosure of operating segments [line items]
Gross premiums:	4,821	2,597
Asia | Health insurance | Reportable segments
Disclosure of operating segments [line items]
Gross premiums:	33	31
Corporate
Disclosure of operating segments [line items]
Total revenue	980	1,132
Corporate | Reportable segments
Disclosure of operating segments [line items]
Gross premiums:	134	129
Less: Ceded premiums	15	20
Net investment income (loss)	758	905
Fee income	103	118
Total revenue	980	1,132
Total benefits and expenses	1,029	1,014
Income tax expense (benefit)	1	(70)
Total net income (loss)	(50)	188
Less: Net income (loss) attributable to participating policyholders (Note 21)	0	0
Net income (loss) attributable to non-controlling interests	0	0
Shareholders’ net income (loss)	(50)	188
Corporate | Annuities | Reportable segments
Disclosure of operating segments [line items]
Gross premiums:	27	23
Corporate | Life insurance | Reportable segments
Disclosure of operating segments [line items]
Gross premiums:	85	90
Corporate | Health insurance | Reportable segments
Disclosure of operating segments [line items]
Gross premiums:	$ 22	$ 16